BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 60.0%
Australia - 5.9%
Australia Government Bond, Senior Notes	2.750%	10/21/19	2,680,000	AUD	$1,810,644	(a)
New South Wales Treasury Corp.	4.000%	4/8/21	795,000	AUD	561,952	(a)
Queensland Treasury Corp.	5.500%	6/21/21	2,405,000	AUD	1,750,520	(a)
Western Australian Treasury Corp., Senior Notes	7.000%	7/15/21	1,795,000	AUD	1,341,763

Total Australia					5,464,879

Brazil - 5.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	6,695,000	BRL	1,702,436
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	10,410,000	BRL	2,937,500

Total Brazil					4,639,936

Colombia - 4.7%
Colombian TES, Bonds	6.000%	4/28/28	14,860,000,000	COP	4,326,507

Indonesia - 3.2%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	12,800,000,000	IDR	1,000,537
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	26,300,000,000	IDR	1,991,537

Total Indonesia					2,992,074

Malaysia - 6.9%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	1,080,000	MYR	259,345
Malaysia Government Bond, Senior Notes	4.048%	9/30/21	5,665,000	MYR	1,377,646
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	3,245,000	MYR	788,973
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	10,120,000	MYR	2,441,661
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	1,555,000	MYR	383,640
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	4,465,000	MYR	1,096,980

Total Malaysia					6,348,245

Mexico - 14.8%
Mexican Bonos, Bonds	8.000%	11/7/47	33,400,000	MXN	1,822,377
Mexican Bonos, Senior Notes	8.500%	5/31/29	56,600,000	MXN	3,195,115
Mexican Bonos, Senior Notes	7.750%	11/23/34	18,000,000	MXN	964,542
Mexican Bonos, Senior Notes	8.500%	11/18/38	56,100,000	MXN	3,203,903
Mexican Bonos, Senior Notes	7.750%	11/13/42	84,900,000	MXN	4,504,811

Total Mexico					13,690,748

Poland - 5.6%
Republic of Poland Government Bond	1.500%	4/25/20	7,130,000	PLN	1,781,531
Republic of Poland Government Bond	5.250%	10/25/20	6,120,000	PLN	1,591,389
Republic of Poland Government Bond	2.000%	4/25/21	7,165,000	PLN	1,801,837

Total Poland					5,174,757

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 4.2%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	34,610,000	ZAR	$1,608,011
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	38,160,000	ZAR	2,228,919

Total South Africa					3,836,930

Supranational - 1.6%
Asian Development Bank, Senior Notes	1.625%	8/26/20	1,465,000		1,461,863

United Kingdom - 8.1%
United Kingdom Gilt, Bonds	2.000%	7/22/20	5,995,000	GBP	7,457,022	(a)

TOTAL SOVEREIGN BONDS (Cost - $60,926,444)					55,392,961

CORPORATE BONDS & NOTES - 21.9%
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.4%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	2.683%	4/6/20	1,325,000		1,327,376	(b)(c)

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	835,000		872,575	(b)

FINANCIALS - 17.5%
Banks - 2.8%
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	2.531%	2/12/21	1,590,000		1,592,149	(c)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	2.660%	5/22/20	955,000		957,682	(b)(c)

Total Banks					2,549,831

Capital Markets - 5.4%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.600%	2/22/21	1,810,000		1,810,246	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.898%	2/23/23	3,170,000		3,169,263	(c)

Total Capital Markets					4,979,509

Consumer Finance - 1.0%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.887%	11/5/21	950,000		955,821	(c)

Diversified Financial Services - 4.2%
European Investment Bank, Senior Notes	1.875%	10/15/19	3,900,000		3,899,704

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 4.1%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.230%)	2.533%	1/8/21	2,720,000	$2,721,880	(b)(c)
New York Life Global Funding, Secured Notes (3 mo. USD LIBOR + 0.160%)	2.259%	10/1/20	1,100,000	1,101,612	(b)(c)

Total Insurance				3,823,492

TOTAL FINANCIALS				16,208,357

INDUSTRIALS - 2.0%
Machinery - 2.0%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.349%	3/15/21	1,845,000	1,844,944	(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $20,222,902)				20,253,252

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.5%
U.S. Government Obligations - 16.5%
U.S. Treasury Floating Rate Notes (3 mo. U.S.
Treasury Money Market Yield + 0.139%)	1.988%	4/30/21	12,320,000	12,302,741	(c)
U.S. Treasury Floating Rate Notes (3 mo. U.S.
Treasury Money Market Yield + 0.220%)	2.069%	7/31/21	2,935,000	2,932,966	(c)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $15,241,330)				15,235,707

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,390,676)				90,881,920

			SHARES
SHORT-TERM INVESTMENTS - 1.4%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $1,334,673)	1.943%		1,334,673	1,334,673

TOTAL INVESTMENTS - 99.8% (Cost - $97,725,349)				92,216,593
Other Assets in Excess of Liabilities - 0.2%				183,660

TOTAL NET ASSETS - 100.0%				$92,400,253

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	220,000,000	USD	318,105	HSBC Securities Inc.	10/7/19	$(16,349)
CLP	740,000,000	USD	1,066,836	HSBC Securities Inc.	10/7/19	(51,837)
PLN	1,160,000	USD	306,230	Citibank N.A.	10/11/19	(16,925)
SEK	27,900,000	USD	2,991,797	HSBC Securities Inc.	10/18/19	(154,089)
CAD	2,190,000	USD	1,647,788	Barclays Bank PLC	10/21/19	5,793
CAD	6,570,000	USD	4,998,591	Citibank N.A.	10/21/19	(37,848)
USD	6,587,073	CAD	8,760,000	National Australia Bank Ltd.	10/21/19	(27,251)
AUD	4,220,000	USD	2,983,312	Morgan Stanley & Co. Inc.	10/24/19	(132,470)
IDR	23,360,000,000	USD	1,654,156	JPMorgan Chase & Co.	10/25/19	(13,100)
NOK	2,800,000	USD	311,391	HSBC Securities Inc.	10/28/19	(3,456)
CLP	930,000,000	USD	1,357,189	HSBC Securities Inc.	10/29/19	(80,989)
PLN	5,390,000	USD	1,415,237	Citibank N.A.	10/30/19	(70,594)
RUB	79,000,000	USD	1,197,968	Citibank N.A.	11/8/19	13,746
CLP	990,000,000	USD	1,390,762	HSBC Securities Inc.	11/13/19	(31,809)
USD	2,790,212	ZAR	43,570,000	HSBC Securities Inc.	11/15/19	(69,172)
USD	3,452,527	MXN	68,900,000	Citibank N.A.	11/19/19	(9,973)
AUD	2,870,000	USD	1,952,404	Morgan Stanley & Co. Inc.	11/22/19	(11,901)
NOK	37,800,000	USD	4,231,312	Goldman Sachs Group Inc.	12/6/19	(72,180)
GBP	3,740,000	USD	4,627,502	JPMorgan Chase & Co.	12/9/19	(16,008)
USD	959,126	ZAR	14,300,000	Barclays Bank PLC	12/11/19	23,668
CLP	1,287,000,000	USD	1,810,178	HSBC Securities Inc.	12/13/19	(42,464)
NOK	12,600,000	USD	1,407,664	HSBC Securities Inc.	1/17/20	(20,506)
SEK	19,600,000	USD	2,045,374	HSBC Securities Inc.	1/17/20	(39,375)
GBP	5,560,000	USD	6,984,972	Citibank N.A.	1/24/20	(116,803)

Total						$(991,892)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CLP	— Chilean Peso
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$55,392,961	—	$55,392,961
Corporate Bonds & Notes	—	20,253,252	—	20,253,252
U.S. Government & Agency Obligations	—	15,235,707	—	15,235,707

Total Long-Term Investments	—	90,881,920	—	90,881,920

Short-Term Investments†	$1,334,673	—	—	1,334,673

Total Investments	$1,334,673	$90,881,920	—	$92,216,593

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$43,207	—	$43,207

Total	$1,334,673	$90,925,127	—	$92,259,800

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,035,099	—	$1,035,099

†	See Schedule of Investments for additional detailed categorizations.